Cost of Revenues (Details) - Schedule of Cost of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost Revenues [Abstract]
Payroll and related benefits (including share-based compensation)	$ 551	$ 896	$ 796
Raw materials subcontractors and auxiliary materials	905	298	828
Shipping	42	48	50
Royalties to the IIA	96	93	123
Depreciation	161	111	33
Others	174	194	113
Total	$ 1,929	$ 1,640	$ 1,943